Average Annual Total Returns (Diversified Value Portfolio Annuity)	Diversified Value Portfolio Diversified Value Portfolio - Diversified Value Portfolio 1/1/2014 - 12/31/2014	Russell 1000 Value Index Diversified Value Portfolio Diversified Value Portfolio - Diversified Value Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.83%	13.45%
Five Years	13.47%	15.42%
Ten Years	7.32%	7.30%